ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 12 -ACCRUED EXPENSES

	December 31,
	2021	2020

Employees and payroll accruals	$3,463	$2,714
Accrued expenses	315	716
Authorities	327	415
Advances from customers	1,739	1,263
Warranty provision	243	250
Accrued royalties and rebate sales commissions	421	1,200
Other	451	133

	$6,959	$6,691